Corporate Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2023		Oct. 31, 2022		Oct. 31, 2021
Deferred tax assets and liabilities [abstract]
Net deferred tax assets	$ 2,084	[1]	$ 803	[1]	$ 902
Deferred tax assets	3,530		1,903
Deferred tax liabilities	$ 1,446		$ 1,100

[1]	For Consolidated Statement of Financial Position presentation, deferred tax assets and liabilities are assessed by legal entity. As a result, the net deferred tax assets of $2,084 (2022 – $803) are represented by deferred tax assets of $3,530 (2022 – $1,903), and deferred tax liabilities of $1,446 (2022 – $1,100) on the Consolidated Statement of Financial Position.